13. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 21,200,000
Operating loss carryforward expiration date	Dec. 31, 2038